Shareholder Report, Holdings (Details)	Oct. 31, 2024
PGIM Jennison Natural Resources Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - CLASS A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.40%
PGIM Jennison Natural Resources Fund - CLASS A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	25.50%
PGIM Jennison Natural Resources Fund - CLASS A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Natural Resources Fund - CLASS A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Natural Resources Fund - CLASS A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Natural Resources Fund - CLASS A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Natural Resources Fund - CLASS A | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Natural Resources Fund - CLASS A | BURKINA FASO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Natural Resources Fund - CLASS A | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Natural Resources Fund - CLASS A | GHANA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS A | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Natural Resources Fund - CLASS A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Natural Resources Fund - CLASS A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.00%
PGIM Jennison Natural Resources Fund - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
PGIM Jennison Natural Resources Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - CLASS C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.40%
PGIM Jennison Natural Resources Fund - CLASS C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	25.50%
PGIM Jennison Natural Resources Fund - CLASS C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Natural Resources Fund - CLASS C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Natural Resources Fund - CLASS C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Natural Resources Fund - CLASS C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Natural Resources Fund - CLASS C | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Natural Resources Fund - CLASS C | BURKINA FASO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Natural Resources Fund - CLASS C | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Natural Resources Fund - CLASS C | GHANA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS C | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Natural Resources Fund - CLASS C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Natural Resources Fund - CLASS C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.00%
PGIM Jennison Natural Resources Fund - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
PGIM Jennison Natural Resources Fund - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - CLASS R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.40%
PGIM Jennison Natural Resources Fund - CLASS R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	25.50%
PGIM Jennison Natural Resources Fund - CLASS R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Natural Resources Fund - CLASS R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Natural Resources Fund - CLASS R | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Natural Resources Fund - CLASS R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Natural Resources Fund - CLASS R | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Natural Resources Fund - CLASS R | BURKINA FASO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Natural Resources Fund - CLASS R | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Natural Resources Fund - CLASS R | GHANA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS R | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Natural Resources Fund - CLASS R | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Natural Resources Fund - CLASS R | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.00%
PGIM Jennison Natural Resources Fund - CLASS R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
PGIM Jennison Natural Resources Fund - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - CLASS Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.40%
PGIM Jennison Natural Resources Fund - CLASS Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	25.50%
PGIM Jennison Natural Resources Fund - CLASS Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Natural Resources Fund - CLASS Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Natural Resources Fund - CLASS Z | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Natural Resources Fund - CLASS Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Natural Resources Fund - CLASS Z | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Natural Resources Fund - CLASS Z | BURKINA FASO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Natural Resources Fund - CLASS Z | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Natural Resources Fund - CLASS Z | GHANA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS Z | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Natural Resources Fund - CLASS Z | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Natural Resources Fund - CLASS Z | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.00%
PGIM Jennison Natural Resources Fund - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)
PGIM Jennison Natural Resources Fund - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Natural Resources Fund - CLASS R6 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.40%
PGIM Jennison Natural Resources Fund - CLASS R6 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	25.50%
PGIM Jennison Natural Resources Fund - CLASS R6 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Natural Resources Fund - CLASS R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Natural Resources Fund - CLASS R6 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Natural Resources Fund - CLASS R6 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Natural Resources Fund - CLASS R6 | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Natural Resources Fund - CLASS R6 | BURKINA FASO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Natural Resources Fund - CLASS R6 | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Natural Resources Fund - CLASS R6 | GHANA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Natural Resources Fund - CLASS R6 | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Jennison Natural Resources Fund - CLASS R6 | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Natural Resources Fund - CLASS R6 | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.00%
PGIM Jennison Natural Resources Fund - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.00%)

[1]	Less than 0.05%